UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 12/31/2001 Check here if Amendment [ ]; Amendment Number:
                               This Amendment (check only one.):
                                              [ ]    is a restatement.
                                              [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
         ---------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
--------------------------
New York, New York
January 9, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     31
                                            --


Form 13F Information Table Value Total:   $ 117,100,000 (thousands)
                                           -------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE


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

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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                   COMMON            23608102     3,536,000     83,600            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS           COMMON            38020103       471,000     12,000            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                COMMON            53015103     2,436,000     41,350            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                COMMON           110122108     4,116,000     80,700            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS               COMMON            38020202       160,000      6,000            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                       COMMON           166751107     3,065,000     34,200            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CON EDISON                    COMMON           209115104     4,179,000    103,550            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER                 COMMON           247025109     1,699,000     62,500            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN             COMMON           313400301     3,636,000     55,600            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                  COMMON           369604103     4,126,000    102,950            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH                      COMMON           382388106     4,412,000    165,750            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD               COMMON           428236103     2,370,000    115,400            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                    COMMON           437076102     4,099,000     80,350            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
INTEL                         COMMON           458140100     4,033,000    128,250            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON             COMMON           478160104     5,981,000    101,200            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                  COMMON           49337W100     3,794,000    109,500            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
LOWES                         COMMON           548661107     6,059,000    130,550            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                      COMMON           55262C100     5,544,000    103,375            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S                    COMMON           580135101     3,686,000    139,250            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                    COMMON           585055106     5,403,000    105,500            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                         COMMON           589331107     3,896,000     66,250            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                     COMMON           594918104     4,231,000     63,850            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM          COMMON           674599105     3,030,000    115,200            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                        COMMON           68389X105     2,935,000    212,500            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY               COMMON           743263105     3,508,000     77,900            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                   COMMON           842587107     3,851,000    151,900            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS              COMMON           866810404     3,941,000    319,400            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                      COMMON           873168108     4,385,000     93,000            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART                      COMMON           931142103     5,226,000     90,800            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                     COMMON           963320106     5,969,000     81,400            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY                   COMMON           98389B100     3,323,000    119,800            X       0       0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
                                                           117,100,000  3,153,575
------------------------------------------------------------------------------------------------------------------------------------